Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 506,491	$ 800,331	$ 7,838
Accounts receivable	20,000	10,000
Prepaid and other current assets	60,000	5,000
Total current assets	586,491	815,331	7,838
Total assets	586,491	815,331	7,838
Current liabilities:
Accounts payable and accrued expenses	232,830	144,830	64,812
Payable to related party	16,330	35,475	5,503
Deferred revenue	17,500	10,000
Total current liabilities	266,660	190,305	70,315
Total liabilities	266,660	190,305	70,315
Stockholders’ equity (deficit):
Preferred stock value
Common stock value	24,988	24,438	22,810
Additional paid-in capital	5,483,060	4,584,214	1,534,757
Accumulated deficit	(5,188,217)	(3,983,626)	(1,620,044)
Total stockholders’ equity (deficit)	319,831	625,026	(62,477)
Total liabilities and stockholders’ equity (deficit)	$ 586,491	$ 815,331	$ 7,838